Securities at amortised cost - Summary of securities at amortised costs (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 35,895	€ 34,468	€ 31,223
Debt Securities [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	93,022	85,914
Debt Securities [member] | Financial Assets At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets	32,977	30,483
Debt Securities [member] | Financial assets at amortised cost [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	50,587	46,108
Debt Securities [member] | Fair value through other comprehensive income and amortised cost [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets	83,564	76,592
Debt Securities [member] | Trading assets [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	5,183	6,256
Debt Securities [member] | Financial assets at FVPL [member]
Disclosure Of Financial Assets [Line Items]
Financial assets	4,274	3,067
Debt Securities [member] | Total debt securities at fair value through profit or loss [Member]
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 9,457	€ 9,323